Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement of cash flows [abstract]
Net loss	$ (2,459,468)	$ (2,090,883)
Adjustments for:
Amortization of intangible assets	3,957	10,102
Amortization of right-of-use asset	18,399
Interest on lease liability	2,324
Dividend received	22,101
Depreciation of property and equipment	2,607	2,040
Share-based compensation	253,175	356,777
Unrealized loss on short-term investment	84,224
Tax expenses	4,562
Movements in working capital:
Decrease (increase) in amounts receivable	(257,592)	37,821
Decrease (increase) in prepaid expenses	(914,386)	62,634
Decrease in accounts payable and accrued liabilities	(739,909)	(202,805)
Increase (decrease) in due to related parties	(138,012)	37,459
Net cash used in operating activities	(4,118,018)	(1,786,855)
Financing activities
Proceeds from issuance of shares, net (Note 5c(i))	8,466,602
Repayment of lease liabilities	(21,281)
Net cash provided by financing activities	8,445,321
Effect of foreign exchange rate changes	(5,023)	(404)
Net increase (decrease) in cash and cash equivalents	4,322,280	(1,787,259)
Cash and cash equivalents at beginning of period	175,768	4,599,437
Cash and cash equivalents at end of period	4,498,048	2,812,178
Supplementary disclosure of cash flow information:
Cash received for interest	36,875
Non-cash financing and investing activities
Derivative liability converted to equity (Note 5c(i))	$ 396,597